Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets movement activities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term:
Short-term financial assets receivable	¥ 13,552	¥ 19,561
Allowance for credit losses	(605)	(992)
Short-term financial assets receivable, net	12,947	18,569
Long-term:
Long-term financial assets receivable	184	698
Allowance for credit losses	0	0
Long-term financial assets receivable, net	¥ 184	¥ 698